INVESTMENT PROPERTIES - Fair Value of Investment Properties (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Total assets	$ 108,028	$ 122,520
Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | United States | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | United States | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Canada | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Canada | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Australia | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Australia | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Europe | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Europe | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Brazil | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Brazil | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
LP Investments - Office | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
LP Investments - Office | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
LP Investments - Retail | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
LP Investments - Retail | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Logistics | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Logistics | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Multifamily | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Multifamily | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Triple Net Lease | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Triple Net Lease | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Self-storage | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Self-storage | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Student Housing | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Student Housing | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Manufactured Housing | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Manufactured Housing | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Mixed-use | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Mixed-use | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Commercial properties | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	65,680	76,014
Commercial properties | Core Office | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	16,618	17,224
Commercial properties | Core Office | United States | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	14,902	14,415
Commercial properties | Core Office | Canada | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	4,443	4,127
Commercial properties | Core Office | Australia | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	2,135	2,342
Commercial properties | Core Office | Europe | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	19	137
Commercial properties | Core Office | Brazil | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	342	329
Commercial properties | LP Investments - Office | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	7,877	7,861
Commercial properties | LP Investments - Retail | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	2,725	3,408
Commercial properties | Logistics | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	85	183
Commercial properties | Multifamily | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	3,964	4,151
Commercial properties | Triple Net Lease | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	4,504	5,067
Commercial properties | Self-storage | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	888	847
Commercial properties | Student Housing | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	2,152	2,031
Commercial properties | Manufactured Housing | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	2,392	2,369
Commercial properties | Mixed-use | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	2,634	11,523
Commercial developments | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	4,148	4,182
Commercial developments | Core Office | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	488	383
Commercial developments | Core Office | United States | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	813	822
Commercial developments | Core Office | Canada | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	141	118
Commercial developments | Core Office | Australia | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	326	49
Commercial developments | Core Office | Europe | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	1,602	1,194
Commercial developments | Core Office | Brazil | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Commercial developments | LP Investments - Office | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	509	577
Commercial developments | LP Investments - Retail | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	0	6
Commercial developments | Logistics | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	10	0
Commercial developments | Multifamily | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Commercial developments | Triple Net Lease | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Commercial developments | Self-storage | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	65	84
Commercial developments | Student Housing | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	194	386
Commercial developments | Manufactured Housing | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Commercial developments | Mixed-use | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	$ 0	$ 563